Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Fees	Total Payments
Total	$ 956,404	$ 28,200	$ 984,604
CONGO, THE DEMOCRATIC REPUBLIC OF THE
Total	956,404	28,200	984,604
CONGO, THE DEMOCRATIC REPUBLIC OF THE | Directorate General of Administrative and State Revenue, DGRAD
Total	258,440		258,440
CONGO, THE DEMOCRATIC REPUBLIC OF THE | General Directorate of Revenue of the Province Haut Uele, DGRHU
Total	12,551		12,551
CONGO, THE DEMOCRATIC REPUBLIC OF THE | General Directorate of Revenue of the Province Nord Kivu, DGRNK
Total	150		150
CONGO, THE DEMOCRATIC REPUBLIC OF THE | General Directorate of Revenue of the Province of Ituri, DGRPI
Total	46,182		46,182
CONGO, THE DEMOCRATIC REPUBLIC OF THE | Goma Tax Center, CDI Goma
Total	5,649		5,649
CONGO, THE DEMOCRATIC REPUBLIC OF THE | Kisangani Tax Center, CDI Kisangani
Total	374,992		374,992
CONGO, THE DEMOCRATIC REPUBLIC OF THE | Mining Cadastre, CAMI
Total	$ 258,440	$ 28,200	$ 286,640